Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenues (note 5)
Royalty income	$ 14	$ 13
Product sales	1,016
Supply chain	41	6
Licensing revenue	19	18
Total revenues	1,090	37
Operating expenses
Cost of sales	862
Research and development costs	319	528
General and administrative expenses	1,124	1,637
Selling expenses	248	304
Impairment of right of use asset		337
Gain on modification of building lease (notes 7 and 11)	(185)
Impairment of prepaid asset		169
Total operating expenses (note 15)	2,368	2,975
Loss from operations	(1,278)	(2,938)
(Loss) gain due to changes in foreign currency exchange rates	(104)	64
Change in fair value of warrant liability (note 12)	2,470	(2,061)
Other finance (costs) income	(309)	24
Net finance income (costs)	2,057	(1,973)
Net income (loss)	779	(4,911)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	210	84
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 13)	1,388	(735)
Comprehensive income (loss)	$ 2,377	$ (5,562)
Net income (loss) per share [basic]	$ 0.04	$ (0.30)
Net income (loss) per share [diluted]	$ 0.04	$ (0.30)
Weighted average number of shares outstanding (note 20):
Basic	21,523,416	16,440,760
Diluted	21,860,416	16,440,760